BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Capital Appreciation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 3, 2020 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated May 1, 2019

Effective February 1, 2020, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Portfolio Manager” and the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lawrence Kemp	2013	Managing Director of BlackRock, Inc.
Phil Ruvinsky	2020	Managing Director of BlackRock, Inc.

The section of the Summary Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Portfolio Manager” and the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lawrence Kemp	2017	Managing Director of BlackRock, Inc.
Phil Ruvinsky	2020	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Lawrence Kemp and Phil Ruvinsky are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock Capital Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Capital Appreciation V.I. Fund

The Fund is managed by Lawrence Kemp and Phil Ruvinsky, who are jointly and primarily responsible for day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Lawrence Kemp	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2013	Managing Director of BlackRock, Inc. since 2012; prior to joining BlackRock, Inc., Mr. Kemp was a Managing Director at UBS Global Asset Management.
Phil Ruvinsky	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2013 to 2018; Sector Head and Research Analyst at Surview Capital LLC from 2010 to 2013; Various positions, including Portfolio Manager and Investment Analyst, at UBS Global Asset Management from 2002 to 2010.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock Large Cap Focus Growth V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Large Cap Focus Growth V.I. Fund

The Fund is managed by Lawrence Kemp and Phil Ruvinsky, who are jointly and primarily responsible for day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Lawrence Kemp	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2012; prior to joining BlackRock, Inc., Mr. Kemp was a Managing Director at UBS Global Asset Management.
Phil Ruvinsky	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2013 to 2018; Sector Head and Research Analyst at Surview Capital LLC from 2010 to 2013; Various positions, including Portfolio Manager and Investment Analyst, at UBS Global Asset Management from 2002 to 2010.

Shareholders should retain this Supplement for future reference.

PRO-VAR-0220SUP

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